Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 3,000	$ 172,000	$ 1,715,000
Accounts receivable		1,000	18,000
Prepaid expense and other current assets	25,000	101,000	87,000
Total Current Assets	28,000	274,000	1,820,000
Rental equipment, net of accumulated depreciation of $83,000 and $26,000, respectively	47,000	104,000
Property and equipment, net of accumulated depreciation of $1,444,000 and $1,078,000, respectively	667,000	1,033,000	1,158,000
Vendor deposits			277,000
Deferred offering costs		52,000	186,000
Total Assets	742,000	1,463,000	3,441,000
Current Liabilities:
Accounts payable and accrued expenses	2,130,000	2,263,000	986,000
Deferred revenue	47,000	68,000
Convertible notes payable, net of debt discount of $61,000 and $0, respectively	669,000	3,491,000	1,265,000
Current portion of loan payable (includes a $215,000 past due note payable to a related party), net of debt discount of $695,000 and $0, respectively	695,000	13,000	8,000
Total Current Liabilities	3,616,000	5,835,000	2,259,000
Loan payable, less current portion	45,000	56,000	25,000
Deferred revenue, less current portion		36,000
Total Liabilities	3,661,000	5,927,000	2,284,000
Common stock subject to redemption by Company (2,029,306 shares at conversion)	8,118,000
Commitments and Contingencies
Shareholders’ Deficiency
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; 1 share of Series A issued and outstanding at September 30, 2023 and December 31, 2022, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 12,419,155 and 11,899,865 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	1,000	1,000	1,000
Additional paid-in-capital	35,822,000	30,675,000	20,346,000
Common stock issuable – 235,606 shares	1,188,000
Accumulated deficit	(48,048,000)	(35,140,000)	(19,190,000)
Total Shareholders’ Deficiency	(11,037,000)	(4,464,000)	1,157,000
Total Liabilities and Shareholders’ Deficiency	742,000	1,463,000	3,441,000
Related Party [Member]
Current Liabilities:
Due to related party	$ 75,000